LOANS	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Loans
LOANS

NOTE 5 – LOANS

Loan from Former Director – Related Party

Loans from the Company’s former director at March 31, 2023 and June 30, 2022 were $49,558 and $51,171, respectively. The loans bear no interest and are payable on demand. The Company did not repay any amount on this loan during the nine months ended March 31, 2023 and 2022, respectively (see Note 9).

PROPANC BIOPHARMA, INC. AND SUBSIDIARIES

NOTES TO CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

March 31, 2023

(Unaudited)

Loan Payable

Crown Bridge Securities Purchase Agreement

Effective October 3, 2019, the Company entered into a securities purchase agreement with Crown Bridge Partners, LLC (“Crown Bridge”), pursuant to which Crown Bridge purchased a convertible promissory note from the Company (the “Crown Bridge Note”), which had a remaining principal balance of $65,280 as of March 31, 2023 (see Note 6). The maturity date of the Crown Bridge Note was October 3, 2020 and is currently past due. The Crown Bridge Note bore interest at a default interest rate of 15% per annum. In August 2022, the SEC filed a complaint against Crown Bridge due to its violation of Section 15(a)(1) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Crown Bridge agreed to surrender all conversion rights in its currently held convertible notes, including the Crown Bridge Note. Consequently, as of March 31, 2023, the Company reclassified the remaining principal balance of $65,280 from a convertible note into a loan payable. Additionally, the Company recorded the remaining put premium of $43,520 into gain on extinguishment of debt during the nine months ended March 31, 2023. The total accrued interest from this loan amounted to $33,281 as of March 31, 2023.

Loan in default

The Crown Bridge Note is currently past due and in default, consisting of $65,280 principal and $30,866 accrued interest, which includes interest accruing at the default interest rate at 15%.

NOTE 5 – LOANS AND NOTES PAYABLE

Loan from Former Director - Related Party

Loan from the Company’s former director at June 30, 2022 and 2021 were $51,171 and $55,500, respectively. The loan bears no interest and is payable on demand. The Company did not repay any amount on this loan during the years ended June 30, 2022 and 2021, respectively, (see Note 10).